Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

June 30, 2020

AGG-QTLY-0820
1.803292.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.6%
	Shares	Value
Fidelity Communication Services Central Fund (a)	649,242	$148,436,197
Fidelity Consumer Discretionary Central Fund (a)	463,120	170,039,224
Fidelity Consumer Staples Central Fund (a)	490,951	98,018,362
Fidelity Emerging Markets Equity Central Fund (a)	991,332	215,822,848
Fidelity Energy Central Fund (a)	627,967	41,320,236
Fidelity Financials Central Fund (a)	2,671,384	231,395,239
Fidelity Health Care Central Fund(a)	482,276	255,041,879
Fidelity Industrials Central Fund (a)	498,972	127,487,340
Fidelity Information Technology Central Fund (a)	825,421	446,965,248
Fidelity International Equity Central Fund (a)	5,238,655	411,915,464
Fidelity Materials Central Fund (a)	206,267	37,524,113
Fidelity Real Estate Equity Central Fund (a)	102,185	10,774,386
Fidelity Utilities Central Fund (a)	264,261	44,258,462
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,557,083,145)		2,238,998,998

Fixed-Income Central Funds - 9.3%
High Yield Fixed-Income Funds - 1.2%
Fidelity High Income Central Fund (a)	300,746	30,534,700
Investment Grade Fixed-Income Funds - 8.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	754,730	80,325,919
Fidelity International Credit Central Fund (a)	376,381	38,722,065
Fidelity Investment Grade Bond Central Fund (a)	817,877	96,223,277

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		215,271,261

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $231,925,215)		245,805,961

Money Market Central Funds - 0.4%
Fidelity Cash Central Fund 0.12% (b)
(Cost $11,564,483)	11,562,171	11,564,483
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.15% 8/13/20 to 9/3/20 (c)
(Cost $4,539,093)	4,540,000	4,539,093
	Shares	Value

Investment Companies - 5.8%
iShares 20+ Year Treasury Bond ETF	249,454	$40,892,994
iShares MSCI Japan ETF	826,577	45,395,609
Market Vectors Gold Miners ETF	1,847,945	67,782,622
TOTAL INVESTMENT COMPANIES
(Cost $136,411,856)		154,071,225
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,941,523,792)		2,654,979,760
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,875,627)
NET ASSETS - 100%		$2,647,104,133

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	116	Sept. 2020	$17,923,160	$(527,893)	$(527,893)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	527	Sept. 2020	25,973,195	(133,052)	(133,052)
TOTAL FUTURES CONTRACTS					$(660,945)

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,539,093.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$533,896
Fidelity Communication Services Central Fund	4,671,222
Fidelity Consumer Discretionary Central Fund	4,728,781
Fidelity Consumer Staples Central Fund	1,897,506
Fidelity Emerging Markets Debt Central Fund	234,660
Fidelity Emerging Markets Equity Central Fund	4,587,451
Fidelity Energy Central Fund	1,103,791
Fidelity Financials Central Fund	10,510,299
Fidelity Floating Rate Central Fund	125,271
Fidelity Health Care Central Fund	3,613,560
Fidelity High Income Central Fund	468,691
Fidelity Industrials Central Fund	1,650,748
Fidelity Inflation-Protected Bond Index Central Fund	478,989
Fidelity Information Technology Central Fund	12,898,974
Fidelity International Credit Central Fund	1,164,914
Fidelity International Equity Central Fund	6,068,903
Fidelity Investment Grade Bond Central Fund	2,477,642
Fidelity Materials Central Fund	419,703
Fidelity Real Estate Equity Central Fund	588,443
Fidelity Securities Lending Cash Central Fund	21,667
Fidelity Utilities Central Fund	2,560,041
Total	$60,805,152

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,010,309	$8,827	$18,524,616	$(2,005,483)	$2,510,963	$--	0.0
Fidelity Communication Services Central Fund	121,146,428	24,919,602	12,101,141	(87,645)	14,558,953	148,436,197	7.4
Fidelity Consumer Discretionary Central Fund	145,851,157	27,254,798	13,972,627	185,731	10,720,165	170,039,224	7.9
Fidelity Consumer Staples Central Fund	94,912,045	14,729,983	8,880,947	(186,273)	(2,556,446)	98,018,362	7.6
Fidelity Emerging Markets Debt Central Fund	23,998,807	404,382	24,454,865	(312,977)	364,653	--	0.0
Fidelity Emerging Markets Equity Central Fund	209,258,176	17,519,080	16,542,066	(2,430,084)	8,017,742	215,822,848	11.9
Fidelity Energy Central Fund	59,111,288	6,475,836	4,055,172	(1,036,741)	(19,174,975)	41,320,236	7.6
Fidelity Financials Central Fund	264,480,828	36,975,677	22,044,456	(1,948,919)	(46,067,891)	231,395,239	8.1
Fidelity Floating Rate Central Fund	12,352,802	209,941	12,470,417	(175,177)	82,851	--	0.0
Fidelity Health Care Central Fund	195,374,361	23,744,978	20,642,789	(331,640)	56,896,969	255,041,879	7.9
Fidelity High Income Central Fund	25,117,089	30,491,151	26,392,813	636,238	683,035	30,534,700	1.2
Fidelity Industrials Central Fund	138,134,573	16,543,368	11,813,240	(660,080)	(14,717,281)	127,487,340	8.0
Fidelity Inflation-Protected Bond Index Central Fund	103,551,980	76,156,195	101,427,651	1,996,230	49,165	80,325,919	5.1
Fidelity Information Technology Central Fund	330,757,551	45,221,877	41,862,139	243,587	112,604,372	446,965,248	7.7
Fidelity International Credit Central Fund	25,069,783	16,127,490	2,127,390	(22,429)	(325,389)	38,722,065	8.4
Fidelity International Equity Central Fund	337,777,369	103,014,060	34,697,169	(3,561,810)	9,383,014	411,915,464	15.4
Fidelity Investment Grade Bond Central Fund	166,457,516	57,935,631	131,336,551	148,987	3,017,694	96,223,277	0.3
Fidelity Materials Central Fund	34,050,837	8,628,844	3,505,509	(295,628)	(1,354,431)	37,524,113	8.2
Fidelity Real Estate Equity Central Fund	38,179,205	2,606,699	19,966,722	(7,117,604)	(2,927,192)	10,774,386	1.7
Fidelity Utilities Central Fund	50,854,081	7,601,353	4,314,273	(147,439)	(9,735,260)	44,258,462	8.0
	$2,394,446,185	$516,569,772	$531,132,553	$(17,109,156)	$122,030,711	$2,484,804,959

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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